                                             Semi-Annual Report o June 30, 1998
[logo]

Intermediate
Income Portfolio

[graphic omitted]

                                                                           BONDS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO

Letter to Our Shareholders                                                   1
 ..............................................................................
Portfolio Environment and Outlook                                            2
 ..............................................................................
Fund Facts                                                                   4
 ..............................................................................
Portfolio Highlights                                                         4
 ..............................................................................
Fund Performance                                                             5
 ..............................................................................
Portfolio of Investments                                                     6
 ..............................................................................
Statement of Assets and Liabilities                                          9
 ..............................................................................
Statement of Operations                                                     10
 ..............................................................................
Statement of Changes in Net Assets                                          11
 ..............................................................................
Financial Highlights                                                        12
 ..............................................................................
Notes to Financial Statements                                               13
 ..............................................................................

LETTER TO OUR SHAREHOLDERS
Dear CitiFunds Shareholder:

This semi-annual report covers the period from January 1, 1998, through June 30, 1998, for the CitiFunds(SM) Intermediate Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.
  Overall, the past six months were quite positive for the U.S. bond market. Moderate economic growth, low inflation and an unchanged U.S. monetary policy helped most sectors of the bond market produce attractive total rates of return for the six-month period. We are pleased to report that CitiFunds Intermediate Income Portfolio participated in this market sector's gains.
  Among the highlights of the reporting period, your fund has changed its name to CitiFunds(SM) Intermediate Income Portfolio. In addition, as you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund.
  On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.

/s/ Philip Coolidge

Philip W. Coolidge
President
July 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

DESPITE STRONGER-THAN-EXPECTED ECONOMIC GROWTH, inflation remained low during the first six months of 1998. Even reports of record-high employment levels and robust consumer consumption failed to ignite inflationary pressures. In addition, fears that economic growth was too strong were tempered by widespread expectations that the financial crisis in Asia would soon constrain growth. The potentially moderating effects of the Asian crisis apparently convinced the Federal Reserve Board not to raise short-term interest rates in an attempt to forestall an acceleration of inflation.
    This combination of economic influences created excellent conditions for the U.S. bond market. In addition, the bond market benefitted from the federal government's progress toward a balanced budget. Many analysts expect a budget surplus in fiscal year 1998, which could further reduce the government's need to finance its operations by issuing U.S. Treasury securities. Even as the supply of U.S. Treasury securities is shrinking, investor demand is growing. This is especially true of overseas investors, who have shown a preference for the quality and relative stability of U.S. dollar-based investments in the aftermath of Asia's problems.
    The U.S. bond market responded to these positive influences by narrowing the differences in yields between short-term fixed-income securities and long-term bonds. Short-term yields generally remained stable because they are based on the federal funds rate, which is set by the Federal Reserve Board and remained unchanged over the past six months. Yields on intermediate-term and long-term bonds, which are determined by the marketplace, declined modestly. As a result, because bond prices rise when their yields decline, intermediate- and long-term U.S. Treasury and agency securities generally provided total returns slightly higher than their coupons.
    THE PORTFOLIO SOUGHT TO MAINTAIN HIGH YIELDS COMMENSURATE WITH ITS RISK PROFILE in this environment. Accordingly, we maintained a relatively long average duration, which is a measure of the portfolio's sensitivity to changes in interest rates. By holding the average duration near the long end of its range, we were able to maintain higher, existing yields for as much time as possible. We also allocated the portfolio's assets among the various market sectors in an attempt to maximize exposure to those fixed-income securities providing the best relative values.
    This strategy led us to invest a portion of the portfolio in asset-backed securities, which are secured by high-quality debt obligations such as automobile loans, home equity loans and commercial mortgages. We invested about 24% in mortgage-backed securities from U.S. government agencies such as the Government National Mortgage Association, known as Ginnie Mae. Another 23% or so of the portfolio was composed of investment-grade corporate bonds, where we found attractive opportunities in the debt of domestically-oriented companies such as banks, finance companies and utilities. The remainder of the portfolio was invested in U.S. Treasury securities, where we emphasized bonds with long maturities.
    The portfolio's average credit quality remained high over the past six months. As of June 30, 1998, approximately 80% of the portfolio's investments were rated AAA by Standard & Poor's or Aaa by Moody's, the highest ratings available.
    We remain optimistic about the bond market's prospects over the second half of 1998, primarily because slower economic growth and its benign implications for inflation are generally good for the bond market. In our view, U.S. consumers' propensity to spend freely and drive economic growth higher should be more than offset by the effects on trade flows of recessionary conditions in Asia. At the same time, we believe that consumer consumption will decline from its rapid pace early in the year. Finally, competition from foreign manufacturers and domestic productivity improvements should prevent U.S. companies from raising prices, helping to keep the inflation rate low.
    Although we may see an increase in market volatility over the short-term as the tug-of-war between U.S. consumer consumption and Asian influences becomes resolved, we ultimately expect that a slow-down in economic growth will allow long-term yields to move modestly lower. If our outlook is correct, we expect these conditions to support prices in the various bond market sectors in which CitiFunds Intermediate Income Portfolio invests. Of course, we will continue to monitor the economy and bond market, making every effort to generate a high level of current income and to preserve the value of our shareholders' investment.

FUND FACTS

FUND OBJECTIVE
To generate a high level of current income and preserve the value of its shareholders' investments

INVESTMENT MANAGER               DIVIDENDS
Citibank, N.A.                   Paid monthly

COMMENCEMENT OF OPERATIONS       CAPITAL GAINS
June 25, 1993                    Distributed semi-annually, if
                                 any

NET ASSETS AS OF 6/30/98         BENCHMARKS
$46 million                      o Lipper Intermediate Investment
                                   Grade Funds Average
                                 o Lehman Aggregate Bond Index

PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1998 (Unaudited)

               U.S. Treasury Issues              35%
               Mortgage Obligations              24%
               Corporate Bonds                   23%
               Asset-Backed Securities           10%
               *Short-Term                        8%

*Includes cash and net other assets.

FUND PERFORMANCE
Total Returns

                                                                       SINCE
ALL PERIODS ENDING JUNE 30, 1998        SIX       ONE     FIVE        6/25/93
(Unaudited)                          MONTHS**    YEAR     YEAR*     (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds Intermediate Income
 Portfolio                             4.03%    10.02%    5.85%         5.90%
Lipper Intermediate Investment
 Grade Funds Average                   3.61%     9.42%    6.12%         5.59%(+)
Lehman Aggregate Bond Index            3.93%    10.54%    6.88%         6.87%(+)

  * Average Annual Total Return
 ** Not Annualized
(+) From 6/30/93

30-Day SEC Yield                   5.09%
Income Dividends Per Share        $0.267

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund
made on inception date would have
grown to $13,329 (as of 6/30/98).
The graph shows how this compares
to its benchmark over the same
period.
                                        LIPPER               LEHMAN
                   CITIFUNDS         INTERMEDIATE           AGGREGATE
                  INTERMEDIATE        INV. GRADE              BOND
   DATE           INCOME FUND           AVG.                  INDEX
   ----           ------------       ------------           ----------
  6/25/93           $10,000
  6/30/93           $10,030             $10,000              $10,000
  7/31/93           $10,073             $10,042              $10,057
  8/31/93           $10,325             $10,228              $10,233
  9/30/93           $10,406             $10,268              $10,261
 10/31/93           $10,416             $10,301              $10,299
 11/30/93           $10,246             $10,209              $10,211
 12/31/93           $10,299             $10,257              $10,266
  1/31/94           $10,445             $10,387              $10,405
  2/28/94           $10,215             $10,202              $10,224
  3/31/94           $ 9,968             $ 9,980              $ 9,971
  4/30/94           $ 9,868             $ 9,890              $ 9,891
  5/31/94           $ 9,841             $ 9,875              $ 9,890
  6/30/94           $ 9,810             $ 9,856              $ 9,869
  7/31/94           $ 9,976             $10,004              $10,065
  8/31/94           $10,003             $10,024              $10,077
  9/30/94           $ 9,836             $ 9,911              $ 9,929
 10/31/94           $ 9,798             $ 9,896              $ 9,920
 11/30/94           $ 9,760             $ 9,867              $ 9,898
 12/31/94           $ 9,838             $ 9,914              $ 9,967
  1/31/95           $10,021             $10,072              $10,164
  2/28/95           $10,249             $10,281              $10,406
  3/31/95           $10,322             $10,345              $10,469
  4/30/95           $10,439             $10,478              $10,616
  5/31/95           $10,930             $10,848              $11,027
  6/30/95           $10,992             $10,916              $11,107
  7/31/95           $10,941             $10,887              $11,083
  8/31/95           $11,039             $11,009              $11,217
  9/30/95           $11,159             $11,106              $11,326
 10/31/95           $11,199             $11,244              $11,473
 11/30/95           $11,310             $11,401              $11,645
 12/31/95           $11,456             $11,546              $11,808
  1/31/96           $11,509             $11,622              $11,886
  2/29/96           $11,279             $11,423              $11,679
  3/31/96           $11,190             $11,345              $11,597
  4/30/96           $11,113             $11,276              $11,532
  5/31/96           $11,083             $11,256              $11,509
  6/30/96           $11,245             $11,384              $11,664
  7/31/96           $11,263             $11,410              $11,695
  8/31/96           $11,230             $11,401              $11,675
  9/30/96           $11,443             $11,587              $11,878
 10/31/96           $11,693             $11,821              $12,142
 11/30/96           $11,895             $12,016              $12,350
 12/31/96           $11,769             $11,910              $12,235
  1/31/97           $11,824             $11,805              $12,273
  2/28/97           $11,853             $11,829              $12,303
  3/31/97           $11,708             $11,705              $12,167
  4/30/97           $11,889             $11,857              $12,349
  5/31/97           $11,983             $11,959              $12,467
  6/30/97           $12,115             $12,092              $12,615
  7/31/97           $12,417             $12,403              $12,956
  8/31/97           $12,296             $12,294              $12,846
  9/30/97           $12,472             $12,465              $13,034
 10/31/97           $12,688             $12,522              $13,223
 11/30/97           $12,682             $12,557              $13,284
 12/31/97           $12,813             $12,670              $13,418
  1/31/98           $13,019             $12,833              $13,590
  2/28/98           $12,986             $12,815              $13,580
  3/31/98           $13,034             $12,861              $13,626
  4/30/98           $13,078             $12,916              $13,697
  5/31/98           $13,217             $13,031              $13,827
  6/30/98           $13,329             $13,125              $13,944

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total Returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         June 30, 1998
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                                      (000'S
ISSUER                                                OMITTED)         VALUE
-------------------------------------------------------------------------------
FIXED INCOME  -- 95.3%
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES  -- 9.9%
-------------------------------------------------------------------------------
Aames Mortgage Trust 6.59% due 6/15/24                $    375      $   379,271
Contimortgage Home Equity Loan
   6.13% due 3/15/13                                       500          500,300
   6.28% due 1/15/13                                       300          300,093
   6.57% due 3/15/23                                       350          351,260
   6.87% due 3/15/24                                       375          382,751
Green Tree Financial Corp. 8.05%
   due 10/15/27                                          1,500        1,639,680
IMC Home Equity Loan 6.16% due 5/20/14                   1,000        1,000,626
                                                                    -----------
                                                                      4,553,981
                                                                    -----------

DOMESTIC CORPORATIONS  -- 23.4%
-------------------------------------------------------------------------------
Allied Signal Inc. 6.20% due 2/01/08                       505          510,035
Associates Corp. N.A. 5.96% due 5/15/37                    750          777,435
Atlantic City Electric Co.
   7.01% due 8/23/02                                       560          581,442
BB&T Corp. 6.375% due 6/30/05                              485          484,379
Century Tel Enterprises Inc.
   6.30% due 1/15/08                                       400          394,364
Computer Associates International Inc.
   6.375% due 4/15/05                                      510          506,838
Conseco Inc. 6.40% due 6/15/01                             450          449,712
Dayton Hudson Corp. 5.95% due 6/15/00                      225          224,921
Donaldson Lufkin & Jenrette
  6.50% due 6/01/08                                        245          244,980
Equitable Life Assurance
  6.95% due 12/01/05                                       510          529,446
Ford Motor Co. 6.625% due 2/15/28                          400          400,332
GTE Corp. 6.36% due 4/15/06                                410          408,061
Household Finance Corp.  6.40% due 6/17/08                 200          199,928
Lehman Brothers Holdings Inc.
  6.00% due 2/26/01                                        170          169,672
  6.15% due 3/15/00                                        170          170,396
MCI Communications Corp. 6.125% due 4/15/12                480          478,214
Merrill Lynch & Co. Inc. 6.00% due 2/12/03                 145          144,437
Norfolk Southern Corp. 7.35% due 5/15/07                   400          429,140
Occidental Petroleum Corp. 6.40% due 4/01/03               400          399,196
Ontario Province 7.00% due 8/04/05                         450          476,438
Pacificorp Secured Mortgage Bank 6.375% due 5/15/08        160          160,932
Petroleum Geological Services 6.625% due 3/30/08           265          265,477
Philadelphia Electric Co.
  6.625% due 3/01/03                                       270          274,169
  7.125% due 9/01/02                                       125          128,956
Raytheon Co.
  5.95% due 3/15/01                                         90           89,665
  6.30% due 3/15/05                                        140          140,623
Sears Roebuck Acceptance Corp. 6.00% due 3/20/03           330          326,849
Sony Corp. 6.125% due 3/04/03                              470          471,095
Suntrust Banks Inc. 6.00% due 1/15/28                      350          344,460
Union Pacific Resources Group Inc. 6.50% due 5/15/05       575          570,636
                                                                    -----------
                                                                     10,752,228
                                                                    -----------

MORTGAGE OBLIGATIONS  -- 24.0%
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS  -- 9.9%
-------------------------------------------------------------------------------
Asset Securitization Corp., Series 95,
  7.384% due 8/13/29                                     1,000        1,069,844
Asset Securitization Corp., Series 97,
  6.85% due 2/14/41                                        225          236,525
 JP Morgan Commercial Mortgage Financial Corp.
  6.37% due 1/15/30                                        258          260,995
Merrill Lynch Mortgage Co. 6.95% due 6/18/29               475          490,457
Morgan Stanley Capital Investment Inc.
  6.44% due 11/15/02                                       350          355,310
Nomura Asset Securitization Corp.
  8.15% due 4/04/27                                      1,000        1,089,060
Residential Asset Securitization Trust
  7.00% due 2/25/08                                        336          337,765
Structured Asset Securities Corp.
  6.79% due 10/15/34                                       709          730,850
                                                                    -----------
                                                                      4,570,806
                                                                    -----------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS  -- 9.2%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  8.50% due 4/01/01                                         16           16,128
  9.00% due 1/01/99                                        500          493,125
Federal National Mortgage Association
  6.50% due 12/01/99                                     2,000        2,012,500
  7.50% due 10/01/25                                     1,411        1,447,628
  7.50% due 4/01/26                                         46           46,940
  7.50% due 5/01/26                                        189          193,659
  8.00% due 6/01/02                                         12           11,896
                                                                    -----------
                                                                      4,221,876
                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  -- 4.9%
-------------------------------------------------------------------------------
  7.25% due 10/16/22                                     2,181        2,197,683
  8.00% due 12/15/07                                        53           54,489
                                                                    -----------
                                                                      2,252,172
                                                                    -----------
Total Mortgage Obligations                                           11,044,854
                                                                    -----------

YANKEE BONDS  -- 3.1%
-------------------------------------------------------------------------------
Embotelladora Andina SA 7.00% due 10/01/07                 310          295,864
Inter-American Development Bank
  6.95% due 8/01/26                                      1,000        1,127,740
                                                                    -----------
                                                                      1,423,604
                                                                    -----------

UNITED STATES GOVERNMENT AND OTHER GOVERNMENT OBLIGATIONS  -- 34.9%
-------------------------------------------------------------------------------
UNITED STATES TREASURY BONDS  -- 11.0%
-------------------------------------------------------------------------------
6.25% due 8/15/23                                        2,500        2,676,550
6.625% due 2/15/27                                       1,150        1,298,603
6.125% due 11/15/27                                      1,000        1,071,560
                                                                    -----------
                                                                      5,046,713
                                                                    -----------

UNITED STATES TREASURY NOTES  -- 22.2%
-------------------------------------------------------------------------------
6.00% due 6/30/99                                        5,000        5,024,200
5.625% due 4/30/00                                         580          581,085
6.625% due 6/30/01                                       2,665        2,742,871
6.50% due 5/31/02                                        1,000        1,033,280
5.75% due 11/30/02                                         495          499,099
5.875% due 2/15/04                                         320          325,900
                                                                    -----------
                                                                     10,206,435
                                                                    -----------

UNITED STATES AGENCY OBLIGATIONS  -- 1.7%
-------------------------------------------------------------------------------
Tennessee Valley Authority 5.88% due 4/01/36               750          779,753
                                                                    -----------
TOTAL UNITED STATES GOVERNMENT & OTHER GOVERNMENT OBLIGATIONS        16,032,901
                                                                    -----------
TOTAL FIXED INCOME (Identified Cost $42,930,739)                     43,807,568
                                                                    -----------

PREFERRED STOCK  -- 0.5%
-------------------------------------------------------------------------------
Comed Fing I (Identified Cost $255,000)                     10          254,375
                                                                    -----------

SHORT-TERM OBLIGATIONS  -- 8.5%
-------------------------------------------------------------------------------
FCC National Bank 5.68% due 6/03/99                                     999,381
Salomon Brothers Repurchase Agreement
  5.75% due 7/01/98 proceeds at maturity $2,844,454
   (collateralized by $2,145,000 U.S. Treasury Bonds
   valued at $2,874,944
   8.75% due 5/15/17)                                                 2,844,000
United States Treasury Bills
  4.97% due 9/10/98                                                      19,804
  5.02% due 9/10/98                                                       9,901
  5.23% due 7/23/98                                                      19,936
                                                                    -----------
TOTAL SHORT-TERM OBLIGATIONS (Identified Cost $3,893,022)             3,893,022
                                                                    -----------
TOTAL INVESTMENTS (Identified Cost $47,078,761)          104.3%      47,954,965
OTHER ASSETS, LESS LIABILITIES                            (4.3)
                                                         -----      -----------
NET ASSETS                                               100.0%     $45,987,570
                                                         -----      -----------

See notes to financial statements

FUTURES CONTRACTS
-------------------------------------------------------------------------------
Futures contracts which were open at June 30, 1998 are as follows:

DESCRIPTION/               NUMBER OF      EXPIRATION         UNREALIZED
POSITION                   CONTRACTS         DATE            GAIN/(LOSS)
-------------------------------------------------------------------------------
U.S. Treasury Note            20         September 1998      $   5,709
                                                             ---------

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
-----------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A)(Identified Cost,
 $47,078,761)                                               $47,954,965
Cash                                                                 53
Receivable for investment sold                                3,506,914
Receivable for shares of beneficial interest sold               255,167
Interest receivable                                             383,306
Variation margin receivable                                       2,812
-----------------------------------------------------------------------
   Total assets                                              52,103,217
-----------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                              6,013,066
Payable for shares of beneficial interest
 repurchased                                                     33,079
Payable for affiliates - Management fees (Note 2)                11,850
Accrued expenses                                                 57,652
-----------------------------------------------------------------------
   Total liabilities                                          6,115,647
-----------------------------------------------------------------------
NET ASSETS for 4,674,209 shares of beneficial
 interest outstanding                                       $45,987,570
-----------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                             $47,432,222
Accumulated net realized loss from investment
 transactions and futures contracts                          (2,347,384)
Unrealized appreciation of investments and
 futures contracts                                              881,913
Undistributed net investment income                              20,819
-----------------------------------------------------------------------
   Total                                                    $45,987,570
-----------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE OF BENEFICIAL INTEREST                           $9.84
-----------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
---------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):                               $1,220,447
EXPENSES:
Management fees (Note 2)                         $ 133,566
Distribution fees (Note 3)                          47,702
Custody and Fund Accounting fees                    22,033
Audit fees                                          18,100
Shareholder reports                                  9,430
Transfer agent fees                                  7,500
Trustees fees                                        6,584
Legal fees                                           4,000
Miscellaneous                                        3,581
---------------------------------------------------------------------
   Total expenses                                  252,496
Less aggregate amounts waived by the Manager
 (Note 2)                                          (79,390)
Less fees paid indirectly (Note 1I)                 (1,390)
---------------------------------------------------------------------
   Net expenses                                               171,716
---------------------------------------------------------------------
Net investment income                                       1,048,731
---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain from investment transactions                609,126
Net realized gain on futures transactions                      30,984
Net change in unrealized appreciation
 (depreciation) of investments and future
 contracts                                                   (139,385)
---------------------------------------------------------------------
   Net realized and unrealized gain on
    investments and future contracts                          500,725
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                $1,549,456
---------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                        SIX MONTHS
                                           ENDED
                                         JUNE 30,     YEAR ENDED
                                           1998      DECEMBER 31,
                                        (Unaudited)      1997
 -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                   $1,048,731    $2,329,594
Net realized gain from investments and
 futures transactions                      640,110       272,468
Net change in unrealized appreciation
 (depreciation) of investments and
 future contracts                         (139,385)      649,983
------------------------------------------------------------------
Net increase in net assets resulting
 from operations                         1,549,456     3,252,045
------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                   (1,054,867)   (2,338,323)
------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST (Note 5):
Net proceeds from sale of shares        12,648,317       595,327
Net asset value of shares issued to
 shareholders from reinvestment of
 distributions                           1,054,206     2,335,328
Cost of shares repurchased              (4,911,105)  (11,061,426)
------------------------------------------------------------------
Net increase (decrease) in net assets
 from transactions in shares of
 beneficial interest                     8,791,418    (8,130,771)
------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS    9,286,007    (7,217,049)
------------------------------------------------------------------
NET ASSETS:
Beginning of period                     36,701,563    43,918,612
------------------------------------------------------------------
End of period (including undistributed
 net investment income of $20,819 and
 $26,955, respectively)                $45,987,570   $36,701,563
-----------------------------------------------------------------

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                   SIX MONTHS                                                FOR THE PERIOD
                      ENDED                                                   JUNE 25, 1993
                    JUNE 30,             YEAR ENDED DECEMBER 31,            (COMMENCEMENT OF
                      1998      ------------------------------------------   OPERATIONS) TO
                   (Unaudited)       1997       1996       1995       1994  DECEMBER 31, 1993
---------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of
 period             $    9.72   $    9.48  $    9.77  $    8.91  $    9.88      $   10.00
---------------------------------------------------------------------------------------------
Income From
 Operations:
Net investment
 income                 0.271       0.575       0.54       0.57      0.521          0.261
Net realized and
 unrealized gain
 (loss) on
 investments            0.116       0.239      (0.29)      0.86     (0.959)         0.037
---------------------------------------------------------------------------------------------
   Total from
   operations           0.387       0.814       0.25       1.43     (0.438)         0.298
---------------------------------------------------------------------------------------------
Less
 Distributions From:
Net investment
 income                (0.267)     (0.574)     (0.54)     (0.57)    (0.516)        (0.261)
In excess of net
 investment
 income                    --          --         --         --         --         (0.006)
Net realized gain
 on investments            --          --         --         --     (0.016)        (0.151)
---------------------------------------------------------------------------------------------
   Total distributions (0.267)     (0.574)     (0.54)     (0.57)    (0.532)        (0.418)
---------------------------------------------------------------------------------------------
Net Asset Value,
 end of period      $    9.84   $    9.72  $    9.48  $    9.77  $    8.91      $    9.88
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end
 of period (000's
 omitted)           $  45,988   $  36,702  $  43,919  $  49,618  $  47,582      $  61,183
Ratio of expenses
 to average net
 assets(A)              0.91%*      0.92%      0.90%      0.90%      0.90%          0.90%*
Ratio of expenses
 to average net
 assets after
 fees paid
 indirectly(A)          0.90%*      0.90%      0.90%      0.90%      0.90%          0.90%*
Ratio of net
 investment
 income to
 average net
 assets                 5.50%*      5.92%      5.72%      5.97%      5.52%          4.95%*
Portfolio
 turnover                 78%        146%       495%       396%       291%           103%
Total return            4.03%**     8.87%      2.73%     16.45%    (4.48)%          2.99%**
Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated the net investment income per share and the ratios would have been as follows:
Net investment
 income per share      $0.250      $0.522      $0.50      $0.52     $0.475         $0.236
RATIOS:
Expenses to
 average net
 assets                 1.32%*      1.47%      1.39%      1.42%      1.39%          1.38%*
Net investment
 income to
 average net
 assets                 5.08%*      5.37%      5.23%      5.45%      5.03%          4.47%*
---------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized
(A) The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before
    December 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Intermediate Income Portfolio (formerly Landmark Intermediate Income Fund) (the 'Fund') is a separate diversified series of CitiFunds Fixed Income Trust (the 'Trust') which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ('Citibank'). CFBDS, Inc. ('CFBDS') (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.
  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
  The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
  A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service, which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
  B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for Federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.
  C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $2,977,002 of which $1,901,428 will expire on December 31, 2002 and $1,075,574 which will expire on December 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
  D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
  E. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
  F. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodial bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
  G. Futures Contracts The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.
  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the 'initial margin'. Subsequent payments ('variation margin') are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
  There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.
  H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.
  I. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citcorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
  The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.70% of the Funds' average daily net assets. The management fee amounted to $133,566 of which $79,390 was voluntarily waived for the six months ended June 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $47,702 for the six months ended June 30, 1998.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, aggregated $37,238,256 and $29,787,308, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS
                                              ENDED           YEAR ENDED
                                           JUNE 30, 1998     DECEMBER 31,
                                            (Unaudited)         1997
-------------------------------------------------------------------------
Shares sold                                 1,291,392           62,642
Shares issued to shareholders from
 reinvestment of distributions                107,789          244,817
Shares repurchased                           (500,815)      (1,162,555)
-------------------------------------------------------------------------
Net increase (decrease)                       898,366         (855,096)
-------------------------------------------------------------------------

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                            $47,078,761
-------------------------------------------------------------------------
Gross unrealized appreciation                             $   902,104
Gross unrealized depreciation                                 (25,900)
-------------------------------------------------------------------------
   Net unrealized appreciation                            $   876,204
-------------------------------------------------------------------------

7. LINE OF CREDIT The Fund, along with other CitiFunds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Fund was $70. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/INI/698

                                           Semi-Annual Report o June 30, 1998

[LOGO]

             Short-Term
             U.S. Government
             Income Portfolio

[Graphic Omitted]


                                                                           BONDS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................

GOVERNMENT INCOME PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           14
 ................................................................................
Statement of Operations                                                       14
 ................................................................................
Statement of Changes in Net Assets                                            15
 ................................................................................
Financial Highlights                                                          15
 ................................................................................
Notes to Financial Statements                                                 16
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from January 1, 1998, through June 30, 1998, for the CitiFunds(SM) Short-Term U.S. Government Income Portfolio. Inside, the CitiFunds' investment adviser, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Overall, the past six months were quite positive for the U.S. government securities market. Moderate economic growth, low inflation, an unchanged monetary policy and progress toward a balanced federal budget helped U.S. Treasury and agency securities produce attractive total rates of return for the six-month period. We are pleased to report that CitiFunds Short-Term U.S. Government Income Portfolio participated in this market sector's gains.

   Among the highlights of the reporting period, your fund has changed its name to CitiFunds(SM) Short-Term U.S. Government Income Portfolio. In addition, as you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund.

   On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.

/s/ Philip W. Coolidge

Philip W. Coolidge
President
July 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

Despite stronger-than-expected economic growth, inflation remained low during the first six months of 1998. Even reports of record-high employment levels and robust consumer consumption failed to ignite inflationary pressures. In addition, fears that economic growth was too strong were tempered by widespread expectations that the financial crisis in Asia would soon constrain growth. The potentially moderating effects of the Asian crisis apparently convinced the Federal Reserve Board not to raise short-term interest rates in an attempt to forestall an acceleration of inflation.
   This combination of economic influences produced excellent market conditions for U.S. government securities. In addition, U.S. Treasury and agency securities benefited from the federal government's progress toward a balanced budget. Many analysts expect a budget surplus in the fiscal year 1998, which could further reduce the government's need to finance its operations by issuing U.S. Treasury securities. Even as the supply of U.S. Treasury securities is shrinking, investor demand is growing. This is especially true of overseas investors, who have shown a preference for the quality and relative stability of U.S. dollar-based investments in the aftermath of Asia's problems.
   The U.S. government securities market responded to these positive influences by narrowing the differences in yields between short-term bills and long-term notes and bonds. Short-term yields fell by 20 to 25 percentage points because of dramatically reduced issuance. Yields on intermediate-term and long-term bonds also declined, with the long-term yields falling more than intermediate-term yields. As a result, by the end of the period, there were only minor differences in yields between long-term and intermediate-term securities. In addition, because bond prices rise when their yields decline, intermediate- and long-term U.S. Treasury and agency securities generally provided total returns slightly higher than their coupons, while short-term securities provided returns consistent with their coupons.
   The portfolio sought to maintain high yields commensurate with its risk profile in this environment. Accordingly, we maintained a relatively long average duration, which is a measure of the portfolio's sensitivity to changes in interest rates. By holding the average duration near the long end of its range, we were able to maintain higher, existing yields for as much time as possible. We also allocated the portfolio's assets among the two primary sectors of the U.S. government securities market in an attempt to maximize exposure to securities providing the best relative values.
   The strategy led us to invest nearly 65% of the portfolio in U.S. Treasury securities as of June 30, 1998, which represents a modest increase over the six-month period. The majority of those assets were invested in notes with maturities of three to five years, enabling us to capture much of the yield provided by longer-dated securities at a lower level of risk. The remainder of the portfolio was invested in mortgage-backed securities from the Government National Mortgage Association, a U.S. government agency known as Ginnie Mae. Although these securities tend to provide higher nominal yields than U.S. Treasury securities, they were not subject to the same supply-and-demand influences that helped produce attractive total rates of return for U.S. Treasury securities.
   We remain optimistic regarding the U.S. government securities market's prospects over the second half of 1998, primarily because slower economic growth and it benign implications for inflation are generally good for the bond market. In our view, U.S. consumers' propensity to spend freely and drive economic growth higher should be more than offset by the effects on trade flows of recessionary conditions in Asia. At the same time, we believe that consumer consumption will decline from its rapid pace early in the year. Finally, competition from foreign manufacturers and domestic productivity improvements should prevent U.S. companies from raising prices, helping to keep the inflation rate low.
   Although we may see an increase in market volatility over the short-term as the tug-of-war between U.S. consumer consumption and Asian influences becomes resolved, we expect a slow-down in economic growth to allow long-term bond yields to move modestly lower. If our outlook is correct, we expect these conditions to support prices of U.S. Treasury and agency securities. Of course, we will continue to monitor the economy and fixed-income markets, making every effort to generate a high level of current income and preserve the value of our shareholders investment.

FUND FACTS

FUND OBJECTIVE
To generate current income and preserve the value of its shareholders' investment.

INVESTMENT ADVISER,                    DIVIDENDS
GOVERNMENT INCOME PORTFOLIO            Paid monthly, if any
Citibank, N.A.
                                       CAPITAL GAINS
COMMENCEMENT OF OPERATIONS             Paid semi-annually, if any
September 8, 1986
                                       BENCHMARKS
NET ASSETS AS OF 06/30/98              o Lipper Short U.S. Government
$23.8 million                            Funds Average
                                       o Lehman 1-3 Year U.S. Government
                                         Index

FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 1998                 SIX     ONE      FIVE    TEN
(Unaudited)                                   MONTHS**  YEAR    YEARS*  YEARS*
--------------------------------------------------------------------------------
CitiFunds Short-Term U.S. Government
  Income Portfolio                            2.73%     6.23%   4.62%   6.75%
Lipper Short U.S. Government Funds Average    2.64%     5.94%   4.81%   6.43%
Lehman 1-3 Year U.S. Government Index         3.00%     6.78%   5.58%   7.21%

 * Average Annual Total Return
** Not Annualized

30-Day SEC Yield                     4.93%
Income Dividends Per Share          $0.240

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $19,220 (as of 6/30/98). The graph shows how this compares to its benchmarks over the same period.

                                           Lipper Short
                                           U.S. Government       Lehman 1-3 Year
                  U.S. Government          Income Funds          U.S. Government
    Date               Income                 Average                  Index
    ----          ---------------          ---------------       ---------------
   6/30/88            $10,000                $10,000                  $10,000
   7/31/88            $ 9,962                $10,002                  $10,005
   8/31/88            $ 9,945                $10,017                  $10,029
   9/30/88            $10,105                $10,146                  $10,146
  10/31/88            $10,222                $10,254                  $10,248
  11/30/88            $10,138                $10,212                  $10,223
  12/31/88            $10,144                $10,229                  $10,245
   1/31/89            $10,272                $10,319                  $10,327
   2/28/89            $10,175                $10,314                  $10,327
   3/31/89            $10,210                $10,354                  $10,371
   4/30/89            $10,387                $10,494                  $10,540
   5/31/89            $10,632                $10,651                  $10,689
   6/30/89            $10,905                $10,845                  $10,888
   7/31/89            $11,115                $10,999                  $11,048
   8/31/89            $10,906                $10,921                  $10,983
   9/30/89            $10,936                $10,975                  $11,047
  10/31/89            $11,244                $11,152                  $11,219
  11/30/89            $11,344                $11,245                  $11,321
  12/31/89            $11,361                $11,289                  $11,364
   1/31/90            $11,161                $11,272                  $11,376
   2/28/90            $11,173                $11,324                  $11,436
   3/31/90            $11,158                $11,358                  $11,471
   4/30/90            $10,977                $11,370                  $11,498
   5/31/90            $11,341                $11,540                  $11,675
   6/30/90            $11,535                $11,657                  $11,797
   7/31/90            $11,701                $11,794                  $11,940
   8/31/90            $11,531                $11,813                  $11,983
   9/30/90            $11,622                $11,900                  $12,077
  10/31/90            $11,778                $12,021                  $12,211
  11/30/90            $12,045                $12,154                  $12,329
  12/31/90            $12,259                $12,290                  $12,474
   1/31/91            $12,398                $12,402                  $12,592
   2/28/91            $12,469                $12,472                  $12,673
   3/31/91            $12,517                $12,541                  $12,758
   4/30/91            $12,642                $12,656                  $12,880
   5/31/91            $12,706                $12,728                  $12,957
   6/30/91            $12,653                $12,755                  $13,005
   7/31/91            $12,846                $12,879                  $13,117
   8/31/91            $13,150                $13,060                  $13,296
   9/30/91            $13,472                $13,212                  $13,437
  10/31/91            $13,598                $13,347                  $13,582
  11/30/91            $13,670                $13,474                  $13,722
  12/31/91            $13,950                $13,700                  $13,930
   1/31/92            $13,856                $13,619                  $13,911
   2/29/92            $13,921                $13,584                  $13,953
   3/31/92            $13,898                $13,505                  $13,949
   4/30/92            $13,979                $13,616                  $14,076
   5/31/92            $14,162                $13,759                  $14,206
   6/30/92            $14,309                $13,902                  $14,349
   7/31/92            $14,493                $14,068                  $14,515
   8/31/92            $14,589                $14,184                  $14,632
   9/30/92            $14,718                $14,300                  $14,769
  10/31/92            $14,579                $14,189                  $14,685
  11/30/92            $14,562                $14,166                  $14,663
  12/31/92            $14,725                $14,302                  $14,800
   1/31/93            $14,921                $14,482                  $14,955
   2/28/93            $15,068                $14,620                  $15,074
   3/31/93            $15,121                $14,666                  $15,120
   4/30/93            $15,214                $14,749                  $15,212
   5/31/93            $15,165                $14,731                  $15,175
   6/30/93            $15,333                $14,868                  $15,289
   7/31/93            $15,325                $14,908                  $15,322
   8/31/93            $15,550                $15,054                  $15,449
   9/30/93            $15,612                $15,096                  $15,498
  10/31/93            $15,646                $15,122                  $15,533
  11/30/93            $15,570                $15,078                  $15,535
  12/31/93            $15,620                $15,132                  $15,597
   1/31/94            $15,715                $15,235                  $15,694
   2/28/94            $15,541                $15,109                  $15,599
   3/31/94            $15,358                $14,953                  $15,520
   4/30/94            $15,243                $14,847                  $15,461
   5/31/94            $15,274                $14,820                  $15,482
   6/30/94            $15,272                $14,819                  $15,521
   7/31/94            $15,432                $14,939                  $15,661
   8/31/94            $15,463                $14,973                  $15,712
   9/30/94            $15,380                $14,921                  $15,677
  10/31/94            $15,395                $14,930                  $15,712
  11/30/94            $15,311                $14,870                  $15,647
  12/31/94            $15,352                $14,903                  $15,677
   1/31/95            $15,583                $15,088                  $15,891
   2/28/95            $15,797                $15,303                  $16,107
   3/31/95            $15,879                $15,383                  $16,198
   4/30/95            $16,045                $15,515                  $16,342
   5/31/95            $16,414                $15,821                  $16,621
   6/30/95            $16,496                $15,900                  $16,711
   7/31/95            $16,478                $15,919                  $16,778
   8/31/95            $16,596                $16,035                  $16,877
   9/30/95            $16,680                $16,127                  $16,960
  10/31/95            $16,815                $16,270                  $17,100
  11/30/95            $16,986                $16,426                  $17,246
  12/31/95            $17,115                $16,563                  $17,377
   1/31/96            $17,236                $16,682                  $17,524
   2/29/96            $17,093                $16,605                  $17,456
   3/31/96            $17,021                $16,585                  $17,443
   4/30/96            $16,984                $16,589                  $17,459
   5/31/96            $16,982                $16,608                  $17,499
   6/30/96            $17,088                $16,720                  $17,626
   7/31/96            $17,143                $16,775                  $17,695
   8/31/96            $17,181                $16,820                  $17,760
   9/30/96            $17,328                $16,965                  $17,922
  10/31/96            $17,530                $17,143                  $18,124
  11/30/96            $17,659                $17,277                  $18,258
  12/31/96            $17,632                $17,272                  $18,262
   1/31/97            $17,726                $17,353                  $18,350
   2/28/97            $17,765                $17,398                  $18,394
   3/31/97            $17,711                $17,366                  $18,379
   4/30/97            $17,862                $17,493                  $18,530
   5/31/97            $17,977                $17,596                  $18,660
   6/30/97            $18,092                $17,690                  $18,788
   7/31/97            $18,303                $17,874                  $18,993
   8/31/97            $18,305                $17,881                  $19,012
   9/30/97            $18,421                $18,004                  $19,157
  10/31/97            $18,577                $18,130                  $19,298
  11/30/97            $18,599                $18,170                  $19,347
  12/31/97            $18,709                $18,259                  $19,476
   1/31/98            $18,906                $18,414                  $19,663
   2/28/98            $18,908                $18,427                  $19,681
   3/31/98            $18,968                $18,490                  $19,758
   4/30/98            $19,045                $18,562                  $19,852
   5/31/98            $19,143                $18,657                  $19,958
   6/30/98            $19,220                $18,739                  $20,061


The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)       $23,803,642
Receivable for shares of beneficial interest sold                       111,455
Receivable from the Administrator                                        37,616
--------------------------------------------------------------------------------
 Total assets                                                        23,952,713
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   114,242
Payable to affiliates--Shareholder Servicing Agents' fees (Note 2B)       4,901
Accrued expenses and other liabilities                                   32,958
--------------------------------------------------------------------------------
 Total liabilities                                                      152,101
--------------------------------------------------------------------------------
NET ASSETS for 2,470,715 shares of beneficial interest outstanding  $23,800,612
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $26,520,535
Accumulated net realized loss                                        (2,565,197)
Unrealized depreciation                                                (157,248)
Undistributed net investment income                                       2,522
--------------------------------------------------------------------------------
 Total                                                              $23,800,612
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE OF BENEFICIAL INTEREST                                         $9.63
--------------------------------------------------------------------------------
See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio         $632,392
Allocated Expenses from Government Income Portfolio       (37,616)
--------------------------------------------------------------------------------
                                                                       $594,776
--------------------------------------------------------------------------------
EXPENSES:
Shareholder Servicing Agents' fees (Note 2B)             $ 26,970
Administrative fees (Note 2A)                              26,970
Shareholder reports                                        19,453
Distribution fees (Note 3)                                 16,182
Audit fees                                                 10,200
Custody and Fund Accounting fees                            9,690
Transfer agent fees                                         7,500
Trustees' fees                                              5,050
Legal fees                                                  3,384
Miscellaneous                                               3,911
--------------------------------------------------------------------------------
 Total expenses                                           129,310
Less aggregate amount waived by Administrator
 and Distributor (Notes 2A and 3)                         (43,152)
Less Expenses Assumed by the Administrator (Note 6)       (37,616)
--------------------------------------------------------------------------------
 Net expenses                                                            48,542
--------------------------------------------------------------------------------
Net investment income                                                   546,234
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
GOVERNMENT INCOME PORTFOLIO:
Net realized gain                                          58,099
Net change in unrealized appreciation (depreciation)      (19,519)
--------------------------------------------------------------------------------
 Net realized and unrealized gain from Government
   Income Portfolio                                                      38,580
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $584,814
--------------------------------------------------------------------------------
See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                  JUNE 30, 1998     DECEMBER 31,
                                                   (Unaudited)         1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $   546,234       $ 1,211,090
Net realized gain (loss)                               58,099           (48,060)
Net change in unrealized appreciation
  (depreciation)                                      (19,519)          194,316
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                          584,814         1,357,346
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income                                (551,435)       (1,224,908)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (Note 5):
Net proceeds from sale of shares                    8,919,791           919,430
Net asset value of shares issued to
  shareholders from reinvestment of dividends         548,061         1,216,313
Cost of shares repurchased                         (5,937,880)       (8,775,300)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest     3,529,972        (6,639,557)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               3,563,351        (6,507,119)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                20,237,261        26,744,380
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $2,522 and
  $7,723, respectively)                           $23,800,612       $20,237,261
--------------------------------------------------------------------------------
See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
                                                                                              FOUR MONTHS
                                SIX MONTHS                                                       ENDED
                                   ENDED                   YEAR ENDED DECEMBER 31,            DECEMBER 31,  YEAR ENDED
                               JUNE 30, 1998 -----------------------------------------------      1993+      AUGUST 31,
                                (Unaudited)        1997       1996        1995        1994+     (NOTE 1F)      1993+
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                          $  9.61        $  9.55     $  9.78     $  9.28     $  9.91     $ 10.01      $  9.85

Income From Operations:
Net investment income               0.237          0.504       0.516       0.543       0.466       0.183        0.448
Net realized and unrealized
  gain (loss)                       0.023          0.064      (0.232)      0.500      (0.635)     (0.138)       0.183
------------------------------------------------------------------------------------------------------------------------
 Total from operations              0.260          0.568       0.284       1.043      (0.169)      0.045        0.631

Less Distributions From:
Net investment income              (0.240)        (0.508)     (0.514)     (0.543)     (0.461)     (0.145)      (0.464)
In excess of net investment
  income                              --             --          --          --          --          --        (0.007)
------------------------------------------------------------------------------------------------------------------------
 Total distributions               (0.240)        (0.508)     (0.514)     (0.543)     (0.461)     (0.145)      (0.471)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period    $  9.63        $  9.61     $  9.55     $  9.78     $  9.28     $  9.91      $ 10.01
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                  $23,801        $20,237     $26,744     $35,325     $52,933     $79,306      $82,114
Ratio of expenses to
  average net assets                 0.80%*(A)      0.80%(A)    0.80%(A)    0.80%(A)    0.80%(A)    0.80%*       0.80%
Ratio of net investment
  income to average net assets       5.06%*         5.20%       5.31%       5.38%       4.72%       4.34%*       4.46%
Portfolio turnover (B)                --             --          --          --           22%         26%         111%
Total return                         2.73%**        6.11%       3.02%      11.48%     (1.72)%        0.45%**     6.59%

Note: If Agents of the Fund for the periods indicated and Agents of Government Income Portfolio for the periods after May 1, 1994 had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                          $0.234         $0.442      $0.460      $0.499      $0.421      $0.164       $0.400
RATIOS:
Expenses to average
 net assets                          1.60%*(A)      1.43%(A)    1.38%(A)    1.23%(A)    1.26%(A)    1.27%*       1.27%
Net investment income to
 average net assets                  4.26%*         4.57%       4.73%       4.95%       4.26%       3.88%*       3.98%
------------------------------------------------------------------------------------------------------------------------
  * Annualized
 ** Not Annualized
(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods subsequent to May 1,
    1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
  + On May 1, 1994, the Fund began investing all its investable assets in Government Income Portfolio.

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds Short-Term U.S. Government Income Portfolio (formerly Landmark U.S. Government Income Fund) (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. CFBDS, Inc. ("CFBDS") (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
   The Trust seeks to achieve the Fund's investment objective to provide shareholders with monthly dividends, as well as to protect the value of the investment of shareholders by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (35.8% at June 30, 1998) in the net assets of the Portfolio.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $2,618,985, of which $1,741,548 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, and $180,274 will expire on December 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 1997, the fund reclassified $58,782 from accumulated net realized loss on investments to paid-in capital.
   F. Change in Fiscal Year End Effective September 1, 1993, the Fund changed its fiscal year end from August 31 to December 31.
   G. Other All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.
   A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $26,970, all of which was voluntarily waived for the six months ended June 30, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.
   B. Shareholder Servicing Agents' Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $26,970, for the six months ended June 30, 1998.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $16,182, all of which was voluntarily waived for the six months ended June 30, 1998. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor has voluntarily agreed to waive this fee through June 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998 aggregated $6,845,896 and $3,911,418, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS
                                                     ENDED        YEAR ENDED
                                                 JUNE 30, 1998   DECEMBER 31,
                                                  (Unaudited)        1997
--------------------------------------------------------------------------------
Shares sold                                         924,937         95,978
Shares issued to shareholders from
  reinvestment of dividends                          56,945        127,315
Shares repurchased                                 (616,211)      (917,798)
--------------------------------------------------------------------------------
Net increase (decrease)                             365,671       (694,505)
--------------------------------------------------------------------------------
6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 1998, which amounted to $37,616.

                                   PRINCIPAL
                                    AMOUNT
ISSUER                          (000'S OMITTED)                VALUE
-----------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.7%
-----------------------------------------------------------------------
6.50%, 2009                          $ 212                  $   214,563
6.50%, 2011                          3,814                    3,866,681
6.50%, 2019                          1,039                    1,041,780
7.00%, 2008                          1,381                    1,399,052
7.25%, 2022                            623                      627,909
8.00%, 2006                            160                      164,200
8.00%, 2007                            175                      180,868
8.00%, 2017                            451                      472,284
8.00%, 2021                            168                      175,415
8.00%, 2022                            125                      130,321
9.50%, 2016                              2                        1,892
9.50%, 2017                             46                       50,269
9.50%, 2018                             39                       42,382
9.50%, 2019                             47                       50,902
9.50%, 2020                             41                       44,449
                                                            -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                8,462,967
                                                            -----------
UNITED STATES GOVERNMENT OBLIGATIONS--81.7%

Israel State U.S. Government
  Guaranteed Notes
 5.70% due 2/15/03                   5,000                    4,983,450
 6.00% due 2/15/99                   8,000                    8,017,680
                                                            -----------
                                                             13,001,130
                                                            -----------
United States Treasury Notes,
 5.75% due 09/30/99                  3,000                    3,007,980
 5.625% due 12/31/99                10,000                   10,015,600
 5.375% due 6/30/00                  2,000                    1,996,250
 6.875% due 3/31/00                  7,400                    7,564,206
 5.375% due 2/15/01                  7,500                    7,474,200
 6.50% due 08/31/01                  5,000                    5,135,950
 6.125% due 12/31/01                 4,000                    4,072,480
 5.75% due 04/30/03                  2,000                    2,019,680
                                                            -----------
                                                             41,286,346
                                                            -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                            54,287,476
                                                            -----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.8%
--------------------------------------------------------------------------------
Salomon Brothers Repurchase Agreement 5.75%
  due 07/01/98 proceeds at maturity
  $2,544,400 (collateralized by $1,846,000
  U.S. Treasury Note 8.875% due 2/15/98,
  valued at $2,530,681)                                     $ 2,544,000
                                                            -----------

TOTAL INVESTMENTS

 (Identified Cost $65,483,307)        98.2%                  65,294,443

OTHER ASSETS LESS LIABILITIES          1.8                    1,175,704
                                     -----                  -----------
NET ASSETS                           100.0%                 $66,470,147
                                     =====                  ===========
See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $65,483,307)       $65,294,443
Cash                                                                        821
Interest receivable                                                   1,194,176
--------------------------------------------------------------------------------
  Total assets                                                       66,489,440
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Investment advisory fees (Note 2)                 19,293
--------------------------------------------------------------------------------
NET ASSETS                                                          $66,470,147
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $66,470,147
--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B):                                        $1,879,440
EXPENSES:
Investment advisory fees (Note 2)                       $ 111,786
Administrative fees (Note 3)                               15,969
Expense fees (Note 6)                                       2,000
--------------------------------------------------------------------------------
 Total expenses                                           129,755
--------------------------------------------------------------------------------
Less aggregate amount waived by the Investment Adviser
  and Administrator (Note 2 and Note 3)                   (17,969)
--------------------------------------------------------------------------------
Net expenses                                                            111,786
--------------------------------------------------------------------------------
  Net investment income                                               1,767,654
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions                          174,037
Net change in unrealized appreciation (depreciation) of
  investments                                                           (69,786)
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                        104,251
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,871,905
--------------------------------------------------------------------------------

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED
                                                   JUNE 30, 1998  DECEMBER 31,
                                                    (Unaudited)       1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 1,767,654   $ 3,170,048
Net realized gain (loss) on investment
  transactions                                          174,037      (113,894)
Net change in unrealized appreciation
 (depreciation) of investments                          (69,786)      507,465
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                          1,871,905     3,563,619
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                          14,543,244    26,243,756
Value of withdrawals                                (11,242,999)  (22,008,195)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                        3,300,245     4,235,561
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                           5,172,150     7,799,180
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  61,297,997    53,498,817
--------------------------------------------------------------------------------
End of period                                       $66,470,147   $61,297,997
--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
                                                                                  FOR THE PERIOD
                                                                                   MAY 1, 1994
                            SIX MONTHS                                            (COMMENCEMENT
                               ENDED             YEAR ENDED DECEMBER 31,         OF OPERATIONS) TO
                           JUNE 30, 1998    ---------------------------------       DECEMBER 31,
                            (Unaudited)       1997         1996         1995            1994
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)             $66,470        $61,298      $53,499      $53,145         $55,673
Ratio of expenses to
  average net assets             0.35%*         0.35%        0.35%        0.36%           0.43%*
Ratio of net investment income
  to average net assets          5.53%*         5.65%        5.75%        5.80%           5.27%*
Portfolio turnover                159%           126%         100%         284%             40%
Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:
RATIOS:
Expenses to average
  net assets                     0.40%*         0.41%        0.40%        0.40%           0.44%*
Net investment income
  to average net assets          5.48%*         5.59%        5.70%        5.76%           5.26%*
-------------------------------------------------------------------------------------------------
* Annualized

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as income.
   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   G. Futures contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.
   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 1998.
   H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $111,786, of which $2,000 was voluntarily waived, for the six months ended June 30, 1998. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $15,969 all of which was voluntarily waived, for the six months ended June 30, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $98,054,776 and $93,642,714, respectively, for the six months ended June 30, 1998.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                $65,483,307
--------------------------------------------------------------------------------
Gross unrealized appreciation                                 $   111,840
Gross unrealized depreciation                                    (300,704)
--------------------------------------------------------------------------------
Net unrealized depreciation                                   $  (188,864)
--------------------------------------------------------------------------------

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

7. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Portfolio was $108. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF GOVERNMENT INCOME PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/USG/698